Investments in unconsolidated entities - Summarized Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance sheet data:
Total assets	$ 336.7	$ 206.6
Total liabilities	31.2	16.5
Income statement data:
Revenues	38.1	21.6	$ 2.7
Expenses	$ (12.2)	$ (14.1)	$ (5.5)